March 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II
      Columbia Portfolio Builder Aggressive Fund
      Columbia Portfolio Builder Conservative Fund
      Columbia Portfolio Builder Moderate Aggressive Fund
      Columbia Portfolio Builder Moderate Conservative Fund
Columbia Portfolio Builder Moderate Fund
          File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Registrant is hereby filing an Interactive Data File pursuant to Rule 497 under the Securities Act of 1933 to reflect information provided in response to Items 2, 3 and 4 of Form N-1A for the above-named series filed electronically on March 7, 2011.
If you have any questions regarding this filing, please contact Katina A. Walker at (612) 671-6990.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.